Segment Information - Schedule of Financial Performance through Reportable Segments (Details) - USD ($) $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 28, 2025		Sep. 29, 2024		Sep. 28, 2025		Sep. 29, 2024		Dec. 29, 2024		Dec. 31, 2023
Schedule of Financial Performance through Reportable Segments [Line Items]
Operating revenues		$ 70,005	[1]	$ 5,536	[1]	$ 220,269	[1]	$ 20,068	[1]	$ 108,742		$ 87,616
Less:
Cost of revenues		37,965		8,693		126,970		21,834		69,240		69,828
Sales commissions		7,534		7,270		24,273		11,691		24,590		31,127
Sales and marketing								3,762
General and administrative	[2]							29,789
Operating (loss) income from continuing operations		(3,444)		(29,970)		(5,120)		(47,008)		(68,509)		(52,358)
Reconciliation of segment (loss) income from continuing operations before income taxes:
Interest expense								(8,230)
Interest income				86		3		102		19		36
Other expense, net		(4,256)	[3]	(65,684)	[3]	(1,724)	[3]	(66,234)	[3]	7,932	[4]	(29,862)	[4]
Gain on extinguishment of debt				19,948				19,948
(Loss) from continuing operations before income taxes		(15,804)		(77,958)		(30,099)		(101,422)		(54,444)		(96,217)
Residential Solar Installation [Member]
Schedule of Financial Performance through Reportable Segments [Line Items]
Operating revenues										67,460		87,616
Less:
Sales commissions										23,388		31,127
Sales and marketing										6,827		6,920
Operating (loss) income from continuing operations										(17,826)		(52,358)
Reconciliation of segment (loss) income from continuing operations before income taxes:
Interest expense
Interest income
Other expense, net
(Loss) from continuing operations before income taxes
New Homes Business [Member]
Schedule of Financial Performance through Reportable Segments [Line Items]
Operating revenues										41,282
Less:
Sales commissions										1,202
Sales and marketing
Operating (loss) income from continuing operations										12,874
Reconciliation of segment (loss) income from continuing operations before income taxes:
Interest expense
Interest income
Other expense, net
(Loss) from continuing operations before income taxes
Reportable Segment [Member]
Schedule of Financial Performance through Reportable Segments [Line Items]
Operating revenues		70,005		5,536		220,269
Less:
Cost of revenues		37,965		8,693		126,970
Sales commissions		7,534		7,270		24,273
Sales and marketing		6,467		1,093		21,764
General and administrative		21,483	[5]	18,450	[5]	52,382	[2]
Operating (loss) income from continuing operations		(3,444)		(29,970)		(5,120)
Reconciliation of segment (loss) income from continuing operations before income taxes:
Interest expense		(8,104)		(2,338)		(23,258)
Interest income				86		3
Other expense, net		(4,256)		(65,684)		(1,724)
Gain on extinguishment of debt				19,948
(Loss) from continuing operations before income taxes		(15,804)		(77,958)		(30,099)
Reportable Segment [Member] | Residential Solar Installation [Member]
Schedule of Financial Performance through Reportable Segments [Line Items]
Operating revenues		38,579		5,536		114,097		20,068
Less:
Cost of revenues		20,984		8,693		67,388		21,834
Sales commissions		7,479		7,270		22,882		11,691
Sales and marketing		4,781		1,093		19,591		3,762
General and administrative		12,240	[5]	18,450	[5]	32,782	[2]	29,789	[2]
Operating (loss) income from continuing operations		(6,905)		(29,970)		(28,546)		(47,008)
Reconciliation of segment (loss) income from continuing operations before income taxes:
Interest expense
Interest income
Other expense, net
Gain on extinguishment of debt
Reportable Segment [Member] | New Homes Business [Member]
Schedule of Financial Performance through Reportable Segments [Line Items]
Operating revenues		27,116				101,862
Less:
Cost of revenues		13,329				55,930
Sales commissions		55				1,391
Sales and marketing		1,686				2,173
General and administrative		9,243	[5]		[5]	19,600	[2]		[2]
Operating (loss) income from continuing operations		2,803				22,768
Reconciliation of segment (loss) income from continuing operations before income taxes:
Interest expense
Interest income
Other expense, net
Gain on extinguishment of debt
(Loss) from continuing operations before income taxes
Reportable Segment [Member] | Sunder [Member]
Schedule of Financial Performance through Reportable Segments [Line Items]
Operating revenues		4,310				4,310
Less:
Cost of revenues		3,652				3,652
Sales commissions
Sales and marketing
General and administrative			[5]		[5]		[2]		[2]
Operating (loss) income from continuing operations		658				658
Reconciliation of segment (loss) income from continuing operations before income taxes:
Interest expense
Interest income
Other expense, net
Gain on extinguishment of debt
(Loss) from continuing operations before income taxes

[1]	Revenue is net of dealer fees attributable to related party of $0.3 million and $1.6 million in the thirteen and thirty-nine week periods ended September 28, 2025, respectively. Revenue is net of dealer fees attributable to related party of $1.6 million in each of the thirteen and thirty-nine week periods ended September 29, 2024. Refer to Note 16 – Related Party Transactions for details.
[2]	In the thirty-nine weeks ended September 28, 2025, depreciation and amortization expense was $3.4 million, $0.9 million and zero for the Residential Solar Installation, New Homes Business and Sunder reportable segments, respectively. In the thirty-nine weeks ended September 29, 2024, depreciation and amortization expense was $1.0 million for the Residential Solar Installation reportable segment.
[3]	Includes the following related party transactions (in millions):
[4]	Includes related party interest expense and amortization of debt issuance costs of $1.8 million and $1.5 million in the thirteen week periods ended September 28, 2025, and September 29, 2024, respectively. Includes related party interest expense and amortization of debt issuance costs of $5.4 million and $5.6 million in the thirty-nine weeks periods ended September 28, 2025, and September 29, 2024, respectively.
[5]	For the thirteen weeks ended September 28, 2025, depreciation and amortization expense was $1.0 million, $0.3 million, and zero for the Residential Solar Installation, New Homes Business and Sunder reportable segments, respectively. For the thirteen weeks ended September 29, 2024, depreciation and amortization expense was $0.3 million for the Residential Solar Installation reportable segment.